Jul. 31, 2015

Ivy Funds

Supplement dated June 8, 2016 to the

Ivy Funds Prospectus

dated July 31, 2015

and as supplemented October 30, 2015, January 29, 2016, March 2, 2016, March 30, 2016, April 27, 2016 and May 6, 2016

The following replaces the second sentence of the first paragraph of the “Fees and Expenses” section for each Fund:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

The following replaces the first paragraph of the “Principal Investment Risks” section for Ivy Money Market Fund on page 166:

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not intended as a complete investment program.

Summary of Money Market Fund Reforms

In 2014, the U.S. Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the structure and operations of money market funds (the "Amended Rule"). Among other things, the Amended Rule (1) requires "institutional prime money market funds" (money market funds that do not meet the definitions of a "Retail Money Market Fund" or a "Government Money Market Fund" under the Amended Rule) to price their shares using current market-based values of their portfolio securities (i.e., float their net asset value (NAV)); and (2) permits a board of a money market fund to impose liquidity fees on redemptions and/or temporarily suspend redemptions if the fund's "weekly liquid assets," as such term is defined under the Amended Rule, fall below certain thresholds, subject to action by the fund's board. The compliance date for reforms related to liquidity fees and redemption gates and for an institutional prime money market fund to float its NAV is October 14, 2016. Under the Amended Rule, Government Money Market Funds are not required to float their NAV or impose liquidity fees or redemption gates.

Change to a Government Money Market Fund

At a meeting held on May 17, 2016, the Board of Trustees of Ivy Funds (Board) considered the effects of the Amended Rule on the Fund and approved a recommendation made by Ivy Investment Management Company, the Fund's investment manager, to convert the Fund to a Government Money Market Fund on or about October 1, 2016.

As a Government Money Market Fund, the Fund will be required to invest at least 99.5% of its total assets in (i) cash, (ii) securities issued or guaranteed as to principal or interest by the U.S. government or certain U.S. government agencies or instrumentalities (government securities), and/or (iii) repurchase agreements that are fully collateralized by cash and/or government securities. By converting to a Government Money Market Fund, the Fund will continue to seek to maintain a stable NAV of $1.00 per share. While the Board may elect in the future to subject the Fund to liquidity fees or redemption gates, the Board has not elected to do so at this time and has no current intention to do so.

The specific timing of the changes discussed above will be determined by the Board and remains subject to future change. Shareholders will be given notice of further developments, as appropriate.